Subsequent Events (Details) $ / shares in Units, $ in Millions										1 Months Ended
	Aug. 06, 2024 USD ($) shares	Jul. 26, 2024 $ / shares	Jun. 10, 2024	Jun. 06, 2024 shares	Jun. 03, 2024 $ / shares	Apr. 24, 2024 shares	Jan. 05, 2024 USD ($) $ / shares	Dec. 19, 2023 $ / shares	Nov. 24, 2023 USD ($) shares	Jun. 07, 2024 $ / shares	Apr. 20, 2022 USD ($)	Apr. 20, 2022 HKD ($)	Oct. 31, 2023 shares	[1]	Dec. 16, 2022 shares	Oct. 31, 2022 shares
Subsequent Events [Line Items]
Bid price per share | $ / shares		$ 1
Consecutive business days		10 days
Ordinary share issued | shares													52,774,579			50,000,000
Remaining initial tranche paid							$ 1,800,000
Repayment of cash consideration											$ 16,200,000	$ 127.0
Subsequent Event [Member]
Subsequent Events [Line Items]
Bid price per share | $ / shares								$ 1
Ordinary share issued | shares									15,000
Private placement agreement amount							$ 6,800,000
Percentage of warrants funded amount							50.00%
Exercise price | $ / shares							$ 1
Investor paid amount of securities							$ 1,500,000
Advance payment							3,300,000
Net proceeds							$ 1,000,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Principal amount									$ 63,333
Maturity term							18 months
Conversion price per share | $ / shares							$ 1
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary share issued | shares															50,000,000
Forecast [Member]
Subsequent Events [Line Items]
Bid price per share | $ / shares					$ 1					$ 1
Consecutive business days		33 days	17 days		10 days
Ordinary shares issued | shares	300,000			3,000,000		3,000,000
Repayment of cash consideration	$ 1,375,000
Forecast [Member] | Third Parties [Member]
Subsequent Events [Line Items]
Ordinary shares issued | shares						1,500,000
Forecast [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Bid price per share | $ / shares		$ 1

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.